Share ownership and related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Share ownership and related party transactions
Share ownership and related party transactions

The ownership or controlling interest of outstanding common shares of ASM International NV by members of the Management Board and Supervisory Board or members of their immediate family are as follows:

	December 31, 2012		December 31, 2013
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,204,284	14.59%	9,204,284	14.50%
C.D. del Prado (member of the Management Board)	132,945	0.21%	132,945	0.21%
Stichting Administratiekantoor ASMI	2,142,039	3.39%	2,142,039	3.37%

Stichting Administratiekantoor ASMI is a trust controlled by Mr A.H. del Prado. The number of shares owned by Stichting Administratiekantoor ASMI includes 713,000 common shares which are beneficially owned by Mr C.D. del Prado.

The Company has a related party relationship with its subsidiaries, equity accounted investees and members of the Supervisory Board and the Management Board. Related party transactions are conducted on an at arm’s length basis with terms comparable to transactions with third parties. For transactions with the Supervisory Board and the Management Board see note 29 “Board Remuneration”.

The Group has no significant transactions or outstanding balances with its equity-accounted investees other than its equity-interest holdings.